Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Explanatory [Abstract]
Schedule of stock option and RSU transactions
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655
Exercisable at December 31, 2022	477,500

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	173,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	173,800	572	8,697
Exercisable at December 31, 2021	1,023,334

Schedule of outstanding share
	Options Outstanding		Options Exercisable
Exercise price	Number outstanding	Remaining contractual life	Number Exercisable
$16.94	50,000	10 months	50,000
$15.46	377,500	1 year	377,500
$17.72	50,000	1 year 6 months	50,000
	477,500		477,500

Schedule of basic and diluted earnings per common share
($000s)	December 31, 2022	December 31, 2021
Weighted average number of common shares outstanding	80,058,861	76,413,554
Dilutive effect of options	-	1,023,334
Dilutive effect of RSUs	-	163,800
	80,058,861	77,600,688